Capital Structure	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Capital Structure
(12)	Capital Structure

As described in note 8, the Company repurchased 1,423,774 ADS (equivalent of 28,475,480 ordinary shares) on the open market and 7.5 million ADS (equivalent of 150,000,000 shares) from Master Trend Limited to execute the 521 Plan in 2018, for an accumulated cash consideration of RMB1,716,343, representing 2.19% and 11.52% of the total shares outstanding as of December 31, 2018 respectively. Master Trend Limited is an investment vehicle company beneficially owned by Mr. Qiuping Lai, co-founder and former president of the Group who has retired from the Company in March 2016.

During 2018, the Company issued 1,760,000 new shares for the exercise of options, representing 0.16% of the total shares outstanding as of December 31, 2018.

During 2017, the Company issued 69,118,158 new shares for the exercise of options, representing 5.32% of the total shares outstanding as of December 31, 2017.

On April 6, 2017, the Company announced that it entered into a share purchase agreement with Fosun Industrial Holdings Limited (“Fosun”), a wholly-owned subsidiary of Fosun International Limited (00656.HK) for a private placement of 66,000,000 ordinary shares (equivalent to 3,300,000 ADS) of the Company, at purchase price of US$0.44 per ordinary share equivalent to US$8.84 per ADS), for a total investment of US$29,162. The purchase price represents the average closing price of the past 20 trading days prior to the signing of the share purchase agreement between Fosun and the Company on March 29, 2017. Fosun holds 5.08% of the total shares outstanding as of December 31, 2017 and its purchased shares are subject to a contractual one-year lock-up.

During 2016, the Company issued 2,597,400 new shares for the exercise of options, representing 0.22% of the total shares outstanding as of December 31, 2016.

During 2016, the Company issued 7,416,000 new shares for acquisition of additional interest in a subsidiary, representing 0.64% of total shares outstanding as of December 31, 2016.